Description of the Business (Details)			3 Months Ended		12 Months Ended
	Dec. 29, 2022 USD ($) $ / shares shares	Nov. 01, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 23, 2023 $ / shares	Apr. 30, 2023 $ / shares	May 31, 2022 shares	Apr. 30, 2022 $ / shares
Organization and Business Operations (Details) [Line Items]
Share price per units (in Dollars per share) | $ / shares					$ 10					$ 10
Share price (in Dollars per share) | $ / shares	$ 10.115				$ 10.115
Stock repurchased during period, shares	375,939				375,939
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.6	$ 0.6
Common Stock, Shares, Issued			22,126,011		21,713,248	17,162,742			63,856
Stock repurchased and retired during period, shares	375,939				375,939
Class of warrant or right, term from which warrants or rights exercisable					1 year
Forward Share Purchase Liability | $					$ 4,551,750
Escrow deposit | $	$ 4,551,750				4,551,750
Escrow deposit disbursements related to property acquisition | $	749,127				$ 749,127
Common stock convertible exchange ratio			0.020719		0.020719				0.020719
Net loss | $			$ (6,766,834)	$ (2,100,435)	$ (13,088,717)	$ (8,292,576)
Investor [Member]
Organization and Business Operations (Details) [Line Items]
Escrow deposit disbursements related to property acquisition | $	$ 3,802,623				$ 3,802,623
Maximum [Member]
Organization and Business Operations (Details) [Line Items]
Exercise of Investor's Right to Sell Shares of Common Stock	450,000				450,000
Peak Bio Company Limited [Member]
Organization and Business Operations (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares					$ 0.0001
Common Stock, Shares, Issued					17,295,044
New Subscriber [Member]
Organization and Business Operations (Details) [Line Items]
Share price per units (in Dollars per share) | $ / shares		$ 10
Share price (in Dollars per share) | $ / shares		$ 0.01
Less: proceeds from issuance of shares to PIPE subscribers | $		$ 3,025,000
Class of warrant or right, term from which warrants or rights exercisable					1 year
New Subscriber [Member] | PIPE Shares [Member]
Organization and Business Operations (Details) [Line Items]
Number of sale of units		302,500
Bridge Loan PIPE Subscriber [Member]
Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share) | $ / shares		$ 0.01
Aggregate amount (in Dollars) | $		$ 1,750,000
Bridge Loan PIPE Subscriber [Member] | PIPE Shares [Member]
Organization and Business Operations (Details) [Line Items]
Number of sale of units		176,579
Original Subscriber [Member] | Original PIPE Shares [Member]
Organization and Business Operations (Details) [Line Items]
Share price per units (in Dollars per share) | $ / shares		$ 10
Number of sale of units		50,000
Less: proceeds from issuance of shares to PIPE subscribers | $		$ 500,000
PIPE Financing Warrants [Member] | New Subscriber [Member]
Organization and Business Operations (Details) [Line Items]
Number of sale of units		281,325
PIPE Warrants [Member] | Bridge Loan PIPE Subscriber [Member]
Organization and Business Operations (Details) [Line Items]
Number of sale of units		164,218